EMPLOYEE BENEFITS PLANS - Change in Plan Assets and the Funded Status of the Company's Qualified and Non-Qualified Pension Plans (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Benefits paid and fees	$ (12)
Net Periodic Pension Expense
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance		$ 2,679	$ 2,709
Actual return on plan assets		357	174
Contributions		4
Benefits paid and fees		(201)	(204)
Ending Balance		2,839	2,679
PBO		3,455	3,442
Excess of PBO Over Pension Plan Assets, End of Year		$ (616)	$ (763)